Government Grant - Summary of Government Grant (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Government Grant [Line Item]
Government Grants, Beginning balance	€ 11,300
Government Grants, Ending balance		€ 11,300
Government Grant
Government Grant [Line Item]
Government Grants, Beginning balance	10,634	0
Pledged during the year	239	10,675
Released to the statement of comprehensive income	(499)	(41)
Government Grants, Ending balance	10,374	10,634
thereof current	0	0
thereof non-current	€ 10,374	€ 10,634